Annual Total Returns - Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF [BarChart] - Franklin Templeton ETF Trust 4-09 - Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF - Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF
Dec. 17, 2020
Bar Chart Table:
Annual Return 2018	0.39%
Annual Return 2019	6.80%